Income Taxes - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Contingency [Line Items]
Significant shareholding percentage considered for calculating limitation of operating losses to be carried forward					5.00%
Term considered for restriction on operating losses to be carried forward					3 years
Maximum percentage change in the ownership percentage permissible					50.00%
Uncertain tax positions, interest and penalties	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Uncertain tax positions, accrued interest and penalties	0		0		0	0
Income tax (benefit) expense	$ 7,904,000	$ 14,337,000	$ 9,765,000	$ 32,496,000	$ 33,092,000	$ (58,573,000)
Effective tax rate	26.60%	23.80%	26.60%	23.70%	24.30%	(47.80%)
Uncertain tax benefits	$ 0		$ 0		$ 0	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%
Corporate alternative minimum tax			15.00%
Probability of tax benefit being realized minimum for recognition In the income statement					50.00%	50.00%
Earliest Tax Year
Income Tax Contingency [Line Items]
Open tax year					2018
Domestic Tax Authority | Indefinitely
Income Tax Contingency [Line Items]
Operating loss carry forwards					$ 2,000,000,000
State and Local Jurisdiction | Two Thousand And Fourty Two
Income Tax Contingency [Line Items]
Operating loss carry forwards					$ 498,000,000